Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Accounts Receivable, Net [Abstract]
Cumulative-effect adjustment to shareholders’ equity				$ 5,888,082
Credit losses	$ 45,776,123	$ 2,053,698	$ (5,108,723)